Advances for vessels under construction and acquisition of vessels (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
OCC Vessels [Member]
Lessor, Lease, Description [Line Items]
Stock Issued During Period, Value, Acquisitions	$ 42,962
OCC Vessels [Member] | Financed by CSSC [Member]
Lessor, Lease, Description [Line Items]
Capital Leased Assets, Number of Units	3
OCC Vessels [Member] | Financed by CSSC [Member] | First OCC Vessel [Member]
Lessor, Lease, Description [Line Items]
Capital lease obligation recognised	$ 4,350
OCC Vessels [Member] | Financed by CSSC [Member] | Second OCC Vessel [Member]
Lessor, Lease, Description [Line Items]
Capital lease obligation recognised	4,350
Star Marianne And Star Janni [Member]
Lessor, Lease, Description [Line Items]
Advances for vessels under construction	$ 4,880